Share-based compensation - Issuance of warrants to an external consultant (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 shares	Dec. 09, 2019 $ / shares
Share-based compensation
Convertible notes transaction expenses in form of share- based awards (Note 21(c))		$ 3,298
Warrant
Share-based compensation
Number of shares underlying the warrants | shares	4,651,162
Minimum proceeds to qualify vesting of warrants	$ 20,000
Measurement date fair value of warrants | $ / shares				$ 0.709
Number of warrants exercised | shares	0	0	0
Convertible notes transaction expenses in form of share- based awards (Note 21(c))		$ 3,298
Warrant | Measurement Input, Exercise Price
Share-based compensation
Warrants outstanding, measurement input | $ / shares				4.30